OTHER OPERATING INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER OPERATING INCOME
Government subsidies	$ 23.9	$ 4.2	$ 7.0
Gain on sale of property, plant and equipment	0.7	0.5	0.3
Credits for research and competitiveness taxes	0.3	0.5	0.6
Insurance compensation	0.0	0.0	0.2
Other	6.4	6.1	3.3
Total	$ 31.3	$ 11.2	$ 11.4